INTEREST EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
INTEREST EXPENSES
Schedule of interest expenses

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Interest expenses for margin financing
Borrowings from banks	7,189	37,983	36,206
Borrowings from other licensed financial institutions	5,142	24,194	28,636
Borrowings from other parties	5,276	28,771	3,930
Interest expenses for securities borrowed
Borrowings from clients	—	—	1,298
Borrowings from brokers	1,151	1,814	9,077
Interest expenses for IPO financing
Borrowings from banks	1,121	2,862	10,091
Total	19,879	95,624	89,238